OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2022
OTHER PAYABLES AND ACCRUALS
OTHER PAYABLES AND ACCRUALS
15.	OTHER PAYABLES AND ACCRUALS
Other payables and accruals consist of the following:

	At December 31,
In thousands of USD	2021	2022
Payables for surtaxes	8,184	8,928
Accrued operating expenses	2,108	5,539
Payables for staff-related costs	5,839	2,182
Deposit from hosting customers	—	2,911
Restoration provision for leasehold land	—	1,343
Others	1,127	1,273
Total	17,258	22,176
All other payables and accruals are expected to be settled within one year or are repayable on demand.